Financial Instruments - Schedule of Groups of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income:
Total Financial assets at fair value through other comprehensive income:		$ 197	$ 49
Financial assets at amortized cost:
Cash and cash equivalent		75,469	78,435	$ 55,641	$ 34,258
Total Financial assets at amortized cost		75,469	78,435
Total financial assets		75,666	78,484
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss		23,252	23,576
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		65,761	68,682
Total financial and lease liabilities		71,983	74,717
Cash Flow Hedges [Member]
Financial assets at fair value through other comprehensive income:
Total Financial assets at fair value through other comprehensive income:		197	49
Foreign Exchange Forward Contracts [Member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss		15	10
Contingent Consideration in Business Combination [Member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss	[1]	23,237	23,566
Assumed Liabilities Through Business Combination [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost	[1]	37,170	40,079
Financial Liabilities Measured at Amortized Cost: Leases [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		11,561	11,062
Total Financial Liabilities Measured At Amortized Cost [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		$ 48,731	$ 54,141

[1]	Refer to note 13(a) for additional information.